9. OTHER EXPENSES (Quarterly)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
9. OTHER EXPENSES

NOTE 9 – OTHER EXPENSES

A breakout of other expense is as follows

	For the Year Ended December 31,
	2012	2013
Other expenses
Computer and internet	$4,846	$4,060
Telephone	1,281	1,214
Other	1,127	1,137
	$7,254	$6,411

NOTE 9 – OTHER EXPENSES A breakout of other expense is as follows
	Three Months Ended March 31,
	2014	2013
Other expenses
Computer and internet	$905	$739
Telephone	339	218
Other	155	2
	$1,399	$959